                              William Blair Funds
                                  24 f (2) NT
                             File Number 811-5344

                               December 31, 2006

   1   William Blair Funds
       222 West Adams Street
       Chicago, IL 60606

   2                                               X

   3   811-5344

4(a)   December 31, 2006

4(b)

4(c)

   5

                                      ( i )                     $5,995,984,504

                                     ( ii )  $3,034,113,046

                                     ( iii)               0

                                     ( iv )               0     $3,034,113,046

                                      ( v )                     $2,961,871,458

                                     ( vi )               0

                                    ( vii )                           0.00307%

                                   ( viii )                         $90,929.45

   6                         Not applicable

   7

   8

   9                                      X  wire transfer

by  /s/ Terence M. Sullivan
    -------------------------
    Terence M. Sullivan
    Treasurer

    February 26, 2007

                              William Blair Funds
                                  24 f (2) NT
                             File Number 811-5344

                               December 31, 2006

 Sales                                                Shares         Amount
 -----                                             ------------- --------------
 Growth Fund                                    1      2,753,066 $   33,215,755

 Ready Reserves Fund                            2  1,030,632,822 $1,030,632,822

 Income Fund                                    3      6,361,973 $   61,832,286

 International Growth Fund                      4     64,707,609 $1,785,719,409

 Value Discovery Fund                           5      5,938,617 $  100,536,013

 Tax-Managed Growth Fund                        6        140,612 $    1,445,814

 Large Cap Growth Fund                          7        744,784 $    4,949,236

 Small Cap Growth Fund                          8     22,786,179 $  590,073,020

 Institutional International Growth Fund        9      7,490,865 $  144,397,164

 Small-Mid Cap Growth Fund                     10      1,830,170 $   24,303,801

 International Equity Fund                     11      9,887,207 $  137,732,750

 Insitutional International Equity Fund        12     21,737,411 $  281,475,303

 Emerging Markets Growth Fund                  13     31,595,860 $  529,924,980

 International Small Cap Growth Fund           14     14,197,121 $  172,152,275

 Mid Cap Growth Fund                           15      2,122,408 $   21,377,985

 Total                                             1,222,926,704 $4,919,768,613

                              William Blair Funds
                                  24 f (2) NT
                             File Number 811-5344

                               December 31, 2006

 Reinvestments                                          Shares       Amount
 -------------                                        ---------- --------------
 Growth Fund                                           2,157,498 $   25,204,643

 Ready Reserves Fund                                  51,001,969 $   51,001,969

 Income Fund                                           1,348,109 $   13,061,155

 International Growth Fund                            23,107,730 $  633,412,085

 Value Discovery Fund                                    870,184 $   14,166,428

 Tax-Managed Growth Fund                                       0 $            0

 Large Cap Growth Fund                                         0 $            0

 Small Cap Growth Fund                                 2,864,907 $   73,522,616

 Institutional International Growth Fund              12,799,601 $  244,472,385

 Small-Mid Cap Growth Fund                               301,671 $    3,992,231

 International Equity Fund                               290,227 $    4,390,679

 Insitutional International Equity Fund                  527,024 $    7,436,312

 Emerging Markets Growth Fund                            248,005 $    4,687,063

 International Small Cap Growth Fund                      65,529 $      868,325

 Mid Cap Growth Fund                                           0 $            0

 Total                                                95,582,454 $1,076,215,891

                              William Blair Funds
                                  24 f (2) NT
                             File Number 811-5344

                               December 31, 2006

Total sales and reinvestments                         Shares         Amount
-----------------------------                      ------------- --------------
Growth Fund                                            4,910,564 $   58,420,398

Ready Reserves Fund                                1,081,634,791 $1,081,634,791

Income Fund                                            7,710,082 $   74,893,441

International Growth Fund                             87,815,339 $2,419,131,494

Value Discovery Fund                                   6,808,801 $  114,702,441

Tax-Managed Growth Fund                                  140,612 $    1,445,814

Large Cap Growth Fund                                    744,784 $    4,949,236

Small Cap Growth Fund                                 25,651,086 $  663,595,636

Institutional International Growth Fund               20,290,466 $  388,869,549

Small-Mid Cap Growth Fund                              2,131,841 $   28,296,032

International Equity Fund                             10,177,434 $  142,123,429

Insitutional International Equity Fund                22,264,435 $  288,911,615

Emerging Markets Growth Fund                          31,843,865 $  534,612,043

International Small Cap Growth Fund                   14,262,650 $  173,020,600

Mid Cap Growth Fund                                    2,122,408 $   21,377,985

                                                   1,318,509,158 $5,995,984,504

                              William Blair Funds
                                  24 f (2) NT
                             File Number 811-5344

                               December 31, 2006

Redemptions (net of any redemption fee)               Shares         Amount
---------------------------------------            ------------- --------------
Growth Fund                                            4,206,899 $   50,345,853

Ready Reserves Fund                                  977,895,692 $  977,895,692

Income Fund                                            8,714,048 $   84,659,737

International Growth Fund                             42,348,089 $1,157,831,920

Value Discovery Fund                                   2,500,380 $   40,343,861

Tax-Managed Growth Fund                                   35,398 $      376,913

Large Cap Growth Fund                                    425,860 $    2,859,199

Small Cap Growth Fund                                 11,240,592 $  288,342,608

Institutional International Growth Fund                9,426,423 $  188,067,846

Small-Mid Cap Growth Fund                                660,069 $    8,876,758

International Equity Fund                              4,463,396 $   61,417,256

Insitutional International Equity Fund                 1,172,344 $   15,351,119

Emerging Markets Growth Fund                           7,710,268 $  136,351,242

International Small Cap Growth Fund                    1,502,162 $   18,839,235

Mid Cap Growth Fund                                      248,615 $    2,553,807

Total                                              1,072,550,235 $3,034,113,046

                              William Blair Funds
                                  24 f (2) NT
                             File Number 811-5344

                               December 31, 2006

 Net sales and reinvestments                         Shares         Amount
 ---------------------------                      -----------  ---------------
 Growth Fund                                          703,665   $    8,074,545

 Ready Reserves Fund                              103,739,099   $  103,739,099

 Income Fund                                       (1,003,966) ($    9,766,296)

 International Growth Fund                         45,467,250   $1,261,299,574

 Value Discovery Fund                               4,308,421   $   74,358,580

 Tax-Managed Growth Fund                              105,214   $    1,068,901

 Large Cap Growth Fund                                318,924   $    2,090,037

 Small Cap Growth Fund                             14,410,494   $  375,253,028

 Institutional International Growth Fund           10,864,043   $  200,801,703

 Small-Mid Cap Growth Fund                          1,471,772   $   19,419,274

 International Equity Fund                          5,714,038   $   80,706,173

 Insitutional International Equity Fund            21,092,091   $  273,560,496

 Emerging Markets Growth Fund                      24,133,597   $  398,260,801

 Interantional Small Cap Growth Fund               12,760,488   $  154,181,365

 Mid Cap Growth Fund                                1,873,793   $   18,824,178

 Total                                            245,958,923   $2,961,871,458

                                                                       0.00307%

                                                                $    90,929.45